Average Annual Total Returns - Transamerica BlackRock iShares Edge 75 VP	Service 1 Year	Service Since Inception	Service Inception Date	Dow Jones Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes) Since Inception	Transamerica BlackRock iShares Edge 75 VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica BlackRock iShares Edge 75 VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	10.26%	9.66%	Mar. 21, 2016	14.14%	11.39%	16.07%	[1]	11.82%	[1]

[1]	The Transamerica BlackRock iShares Edge 75 VP Blended Benchmark consists of the following: 25% Bloomberg Barclays US Aggregate Bond Index; 44% MSCI USA Diversified Multi-Factor Index; 12% MSCI USA Minimum Volatility Index; 14.8% MSCI EAFE Minimum Volatility Index (Net); and 4.2% MSCI EM Minimum Volatility Index (Net). Prior to May 1, 2021, the Blended Benchmark consisted of the following: 56% MSCI USA Index; 19% MSCI All Country World Index ex-US; and 25% Bloomberg Barclays US Aggregate Bond Index.